Investments - Summary of Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Short-term investments, beginning	$ 28,400
Long-term investments, beginning	230,474
Total investments, beginning	258,874	$ 129,890
Additions	31,525	147,905
Disposals	(55,601)	(26,779)
Transfers	0	0
Fair Value Adjustment in Net Income (Loss)	(4,628)	15,671
Fair Value Adjustment	434	7,114
Accretion	439	744
Short-term investments, ending	7,123	28,400
Long-term investments, ending	228,548	230,474
Total investments, ending	235,671	258,874
SHORT-TERM INVESTMENTS
Disclosure of financial assets [line items]
Short-term investments, beginning	28,400	3,773
Additions	210	25,314
Disposals	(26,001)	(7,627)
Transfers	9,701	6,196
Fair Value Adjustment	(5,626)	0
Accretion	439	744
Short-term investments, ending	7,123	28,400
LONG-TERM INVESTMENTS
Disclosure of financial assets [line items]
Long-term investments, beginning	230,474	126,117
Additions	31,315	122,591
Disposals	(29,600)	(19,152)
Transfers	(9,701)	(6,196)
Fair Value Adjustment	6,060	7,114
Accretion	0	0
Long-term investments, ending	228,548	230,474
Convertible debt instruments | SHORT-TERM INVESTMENTS
Disclosure of financial assets [line items]
Short-term investments, beginning	9,770	1,272
Additions	0	8,875
Disposals	(6,954)	(6,573)
Transfers	9,701	6,196
Fair Value Adjustment in Net Income (Loss)	(5,626)	0
Accretion	0	0
Short-term investments, ending	6,891	9,770
Convertible debt instruments | LONG-TERM INVESTMENTS
Disclosure of financial assets [line items]
Long-term investments, beginning	211,164	105,004
Additions	20,222	114,001
Disposals	(14,354)	(17,236)
Transfers	(9,701)	(6,196)
Fair Value Adjustment in Net Income (Loss)	424	15,591
Accretion	0	0
Long-term investments, ending	207,755	211,164
Loans receivable | SHORT-TERM INVESTMENTS
Disclosure of financial assets [line items]
Short-term investments, beginning	18,630	2,501
Additions	210	16,439
Disposals	(19,047)	(1,054)
Transfers	0	0
Fair Value Adjustment in Net Income (Loss)	0	0
Accretion	439	744
Short-term investments, ending	232	18,630
Common shares | LONG-TERM INVESTMENTS
Disclosure of financial assets [line items]
Long-term investments, beginning	17,682	19,025
Additions	11,009	8,590
Disposals	(15,246)	(1,376)
Transfers	0	0
Fair Value Adjustment In Other Comprehensive Income (Loss)	5,062	(8,557)
Accretion	0	0
Long-term investments, ending	18,507	17,682
Warrants and other | LONG-TERM INVESTMENTS
Disclosure of financial assets [line items]
Long-term investments, beginning	1,628	2,088
Additions	84	0
Disposals	0	(540)
Transfers	0	0
Fair Value Adjustment in Net Income (Loss)	574	80
Accretion	0	0
Long-term investments, ending	$ 2,286	$ 1,628